Earnings per share (Details Text)	12 Months Ended
Dec. 31, 2017 shares
Disclosure Of Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share Explanatory [Abstract]
Amount of antidilutive shares	17,282,925